RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]
10.	RELATED PARTY TRANSACTIONS

a)

The Company’s related parties include its directors and officers who are the key management of the Company. The remuneration of directors and officers was as follows, subject to change of control provisions for officers:

	Year ended December 31,
	2017	2016	2015
	$	$	$
Salaries	431	367	517
Directors' fees	36	36	18
Share-based payments	88	85	146
	555	488	681

b)

Manex Resource Group (“ Manex ”) is a private company owned by the Company’s Corporate Secretary Mr. Lawrence Page. During the year ended December 31, 2017, the Company paid $120,129 (CAD$156,000) to Manex for its Vancouver office space and general office services. The five-year service contract expired on August 31, 2017, and the Company currently is on a month-to-month basis.